LOSSES PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	9 Months Ended
	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
LOSSES PER SHARE
Net loss attributable to ordinary shareholders - basic | ¥		¥ (1,697)	¥ (7)
Net loss attributable to ordinary shareholders - diluted | ¥		¥ (1,697)	¥ (7)
Weighted average ordinary shares outstanding - basic | shares		3,111,759,089	3,112,910,313
Weighted average ordinary shares outstanding - diluted | shares		3,111,759,089	3,112,910,313
Basic losses per share | (per share)	$ (0.08)	¥ (0.55)	¥ 0.00
Diluted losses per share | (per share)	$ (0.08)	¥ (0.55)	¥ 0.00